FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details) $ in Millions	Dec. 31, 2017 USD ($) CAD / shares £ / $ ₨ / $ AUD / $ ¥ / $ € / $ ₩ / $	Dec. 31, 2016 USD ($) £ / $ ₨ / $ AUD / $ ¥ / $ € / $ ₩ / $ BRL / $
Disclosure of detailed information about financial instruments [line items]
Fair value	$ (45,122)	$ (41,511)
Fair value	$ 3,528	$ 4,915
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional	191	600
Fair value	$ (7)
Fair value		$ 8
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.92	0.94
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.83	0.87
Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional	2,923	3,664
Fair value	$ (237)	$ (18)
Net investment hedges | British Pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.81	0.82
Net investment hedges | British Pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.73	0.68
Net investment hedges | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	768	1,967
Fair value	$ (21)
Fair value		$ 36
Net investment hedges | Australian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | AUD / $	1.38	1.41
Net investment hedges | Australian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | AUD / $	1.26	1.32
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional	1,165	1,750
Fair value	$ (7)
Fair value		$ 7
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	7.09	7.20
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.71	6.77
Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	127
Fair value	$ 0
Net investment hedges | Canadian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | CAD / shares	1.26
Net investment hedges | Canadian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | CAD / shares	1.25
Net investment hedges | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional		0
Fair value		$ (9)
Net investment hedges | Brazilian Reais | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | BRL / $		3.83
Net investment hedges | Brazilian Reais | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | BRL / $		3.27
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional	616,289	585,600
Fair value	$ (26)
Fair value		$ 22
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,127.75	1,167.90
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,084.95	1,135.30
Cash flow hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	150
Rates | CAD / shares	1.27
Fair value	$ 1
Cash flow hedges | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional		500
Rates | BRL / $		3.35
Fair value		$ 1
Cash flow hedges | Indian Rupees
Disclosure of detailed information about financial instruments [line items]
Notional	771	12,500
Rates | ₨ / $	65.24
Fair value	$ 0	$ 1
Cash flow hedges | Indian Rupees | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $		70.60
Cash flow hedges | Indian Rupees | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $		67.84